Vanguard® Global Capital Cycles Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.0%)
Australia (2.5%)
	BHP Group Ltd. (XASX)	677,588	20,109
[1]	BHP Group Ltd. ADR	293,870	17,350
			37,459
Austria (1.1%)
[2]	BAWAG Group AG	336,663	16,420
Brazil (2.9%)
[1]	Banco Bradesco SA ADR	9,155,105	25,634
	Vale SA Class B ADR	1,154,895	16,642
			42,276
Canada (15.6%)
	Barrick Gold Corp.	8,247,536	157,033
	Intact Financial Corp.	270,193	40,871
	Endeavour Mining plc	659,786	16,986
	Agnico Eagle Mines Ltd.	286,965	16,280
*	Foran Mining Corp.	314,757	864
			232,034
China (5.9%)
*	Alibaba Group Holding Ltd.	4,760,744	50,338
	Contemporary Amperex Technology Co. Ltd. Class A	667,150	22,325
	Sinoma Science & Technology Co. Ltd. Class A	4,953,200	15,120
			87,783
France (2.6%)
	Engie SA	2,381,666	38,117
Germany (5.6%)
	Rheinmetall AG	161,393	47,271
	Bayer AG (Registered)	545,555	36,005
			83,276
Greece (0.6%)
*	Public Power Corp. SA	1,080,483	9,324
Italy (1.6%)
	UniCredit SpA	1,159,004	22,966
Japan (5.0%)
	Panasonic Holdings Corp.	2,446,600	23,044
	Nikon Corp.	1,472,202	15,218
	Mitsubishi UFJ Financial Group Inc.	2,247,800	14,070
	Ebara Corp.	321,200	14,053

			Shares	Market Value ($000)
		Rohm Co. Ltd.	111,000	8,357
				74,742
South Korea (2.9%)
		Samsung Electronics Co. Ltd.	884,279	43,510
Switzerland (2.6%)
		Novartis AG (Registered)	373,666	38,224
United Kingdom (21.5%)
		Glencore plc	13,182,846	77,814
		Unilever plc	811,595	45,191
*		Nomad Foods Ltd.	2,398,268	45,087
		Anglo American plc	1,303,992	40,181
		Rio Tinto plc ADR	567,573	36,319
		Haleon plc	6,026,994	26,499
*		John Wood Group plc	7,774,205	22,059
*		Babcock International Group plc	4,009,566	16,028
		Fresnillo plc	1,210,683	10,835
				320,013
United States (26.6%)
		American Electric Power Co. Inc.	1,074,552	99,310
		BWX Technologies Inc.	1,318,456	85,146
		Intel Corp.	1,368,049	42,492
*		Enstar Group Ltd.	175,285	42,174
		Viper Energy Partners LP	1,212,762	35,704
		Newmont Corp.	590,620	27,995
		Schlumberger NV	523,533	25,836
		Exelon Corp.	331,845	14,084
*		Diamond Offshore Drilling Inc.	1,165,041	13,386
*		Fluor Corp.	318,722	9,262
*		Metals Acquisition Corp. Warrants Exp. 7/12/26	330,300	284
				395,673
Total Common Stocks (Cost $1,274,579)				1,441,817
		Coupon
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[3,4]	Vanguard Market Liquidity Fund (Cost $55,933)	4.853%	559,389	55,933
Total Investments (100.8%) (Cost $1,330,512)				1,497,750
Other Assets and Liabilities—Net (-0.8%)				(12,313)
Net Assets (100%)				1,485,437
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,746,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $16,420,000, representing 1.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $18,783,000 was received for securities on loan.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	669,983	—	—	669,983
Common Stocks—Other	98,756	673,078	—	771,834
Temporary Cash Investments	55,933	—	—	55,933
Total	824,672	673,078	—	1,497,750